                          PRUCO LIFE INSURANCE COMPANY

                           STRATEGIC PARTNERS ADVISOR

                       Supplement, dated February 4, 2002
                                       To
                          Prospectus, dated May 1, 2001

Effective February 4, 2002, we have added two variable investment options. One of these options corresponds to the Equity Portfolio of The Prudential Series Fund, Inc. (the "Fund"), and the other option corresponds to the Value Portfolio of the Fund. We describe each of those Portfolios below.

EQUITY PORTFOLIO. The investment objective of the Equity Portfolio is capital appreciation. To achieve this objective, the investment adviser invests primarily in common stocks of major established corporations as well as smaller companies. Prudential Investments LLC ("PI") manages the Equity Portfolio through the following subadvisers: GE Asset Management, Incorporated, Jennison Associates LLC, and Salomon Brothers Asset Management Inc.

The December 31, 2000 expenses of the Equity Portfolio, as a percentage of the portfolio's average daily net assets, are as follows: investment advisory fees of 0.45%, other expenses of 0.04%, total expenses of 0.49%, and total expenses after expense reimbursement of 0.49%.

The Expense Examples corresponding to the Equity Portfolio follow.

For Example 1 (Basic Death Benefit), $197 for 1 year, $609 for 3 years, $1,047 for 5 years, and $2,264 for 10 years.

For Example 2 (Enhanced Death Benefit), $222 for 1 year, $685 for 3 years, $1,175 for 5 years, and $2,524 for 10 years.

VALUE PORTFOLIO. The investment objective of the Value Portfolio is capital appreciation. To achieve this objective, the investment adviser focuses on stocks that are undervalued - - those stocks that are trading below their underlying asset value, cash-generating ability, and overall earnings and earnings growth. The investment adviser normally will invest at least 65% of the portfolio's total assets in equity and equity-related securities. PI manages the Value Portfolio through the following subadvisers: Deutsche Asset Management Inc., Jennison Associates LLC, and Victory Capital Management.

The December 31, 2000 expenses of the Value Portfolio, as a percentage of the portfolio's average daily net assets, are as follows: investment advisory fees of 0.40%, other expenses of 0.05%, total expenses of 0.45%, and total expenses after expense reimbursement of 0.45%.

The Expense Examples corresponding to the Value Portfolio follow.

For Example 1 (Basic Death Benefit), $193 for 1 year, $597 for 3 years, $1,026 for 5 years, and $2,222 for 10 years.

For Example 2 (Enhanced Death Benefit), $218 for 1 year, $673 for 3 years, $1,154 for 5 years, and $2,483 for 10 years.

ACCUMULATION UNIT VALUES: As a percentage of each fund's average daily net assets (BASE DEATH BENEFIT 1.40%)

                                                            Accumulation Unit        Accumulation Unit Value   Number of
                                                            Value At Beginning of    At End of Period          Accumulation Units
                                                            Period                                             Outstanding at End of
                                                                                                               Period
                                                            ---------------------    -----------------------   ---------------------
PRUDENTIAL GLOBAL PORTFOLIO                                       $0.99996                $0.83992                  271,276
5/l/2001* to 12/31/2001

PRUDENTIAL JENNISON PORTFOLIO                                     $0.99430                $0.86988                  664,879
5/l/2001* to 12/31/2001

PRUDENTIAL MONEY MARKET PORTFOLIO                                 $1.00009                $1.01253                5,147,351
5/l/2001* to 12/31/2001

PRUDENTIAL STOCK INDEX PORTFOLIO                                  $0.99726                $0.90493                  399,193
5/l/2001* to 12/31/2001

SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO                   $0.99881                $0.87109                    3,400
5/l/2001* to 12/31/2001

SP AIM AGGRESSIVE GROWTH PORTFOLIO                                $0.99724                $0.87500                   60,701
5/l/2001* to 12/31/2001

SP AIM GROWTH AND INCOME PORTFOLIO                                $0.99084                $0.84109                  114,135
5/l/2001* to 12/31/2001

SP ALLIANCE LARGE CAP GROWTH PORTFOLIO                            $0.99509                $0.88230                  230,389
5/l/2001* to 12/31/2001

SP ALLIANCE TECHNOLOGY PORTFOLIO                                  $0.98559                $0.81297                   21,518
5/l/2001* to 12/31/2001

SP BALANCED ASSET ALLOCATION PORTFOLIO                            $0.99892                $0.94964                2,619,429
5/l/2001* to 12/31/2001

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO                        $0.99796                $0.98458                2,356,109
5/l/2001* to 12/31/2001

SP DAVIS VALUE PORTFOLIO                                          $0.99791                $0.92029                1,273,101
5/l/2001* to 12/31/2001

SP DEUTSCHE INTERNATIONAL EQUITY PORTFOLIO                        $1.00228                $0.84741                  393,874
5/l/2001* to 12/31/2001

SP GROWTH ASSET ALLOCATION PORTFOLIO                              $0.99886                $0.90967                1,147,350
5/l/2001* to 12/31/2001

SP INVESCO SMALL COMPANY GROWTH PORTFOLIO                         $0.99727                $0.92677                  182,392
5/l/2001* to 12/31/2001

SP JENNISON INTERNATIONAL GROWTH PORTFOLIO                        $1.00272                $0.74788                  262,777
5/l/2001* to 12/31/2001

SP LARGE CAP VALUE PORTFOLIO                                      $0.99702                $0.92388                  380,289
5/l/2001* to 12/31/2001

SP MFS CAPITAL OPPORTUNITIES PORTFOLIO                            $0.99530                $0.81060                  226,894
5/l/2001* to 12/31/2001

SP MFS MID-CAP GROWTH PORTFOLIO                                   $0.99348                $0.81540                  195,917
5/l/2001* to 12/31/2001

SP PIMCO HIGH YIELD PORTFOLIO                                     $0.99996                $1.01397                1,404,385
5/l/2001* to 12/31/2001

SP PIMCO TOTAL RETURN PORTFOLIO                                   $0.99996                $1.04110                2,850,249
5/l/2001* to 12/31/2001

SP PRUDENTIAL US EMERGING GROWTH PORTFOLIO                        $0.99484                $0.87416                  271,737
5/l/2001* to 12/31/2001

SP SMALL/MID CAP VALUE PORTFOLIO                                  $1.00085                $1.00289                  545,270
5/l/2001* to 12/31/2001

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO                    $0.99482                $0.85719                   21,059
5/l/2001* to 12/31/2001

JANUS ASPEN SERIES-GROWTH PORTFOLIO SERVICE SHARES                $0.99357                $0.78373                  184,351
5/l/2001* to 12/31/2001


ACCUMULATION UNIT VALUES: As a percentage of each fund's average daily net assets (ENHANCED DEATH BENEFIT 1.65%)

                                                            Accumulation Unit Value   Accumulation Unit        Number of
                                                            At Beginning of Period    Value At End of Period   Accumulation Units
                                                                                                               Outstanding at End
                                                                                                               of Period
                                                            -----------------------   ----------------------   ------------------
PRUDENTIAL GLOBAL PORTFOLIO                                       $0.99996                $0.83860                  135,596
5/l/2001* to 12/31/2001

PRUDENTIAL JENNISON PORTFOLIO                                     $0.99429                $0.86842                2,179,342
5/l/2001* to 12/31/2001

PRUDENTIAL MONEY MARKET PORTFOLIO                                 $1.00008                $1.01101                1,404,454
5/l/2001* to 12/31/2001

PRUDENTIAL STOCK INDEX PORTFOLIO                                  $0.99725                $0.90345                1,109,147
5/l/2001* to 12/31/2001

SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO                   $0.99880                $0.86959                  144,636
5/l/2001* to 12/31/2001

SP AIM AGGRESSIVE GROWTH PORTFOLIO                                $0.99723                $0.87360                  221,050
5/l/2001* to 12/31/2001

SP AIM GROWTH AND INCOME PORTFOLIO                                $0.99083                $0.83966                  236,118
5/l/2001* to 12/31/2001

SP ALLIANCE LARGE CAP GROWTH PORTFOLIO                            $0.99508                $0.88091                  373,264
5/l/2001* to 12/31/2001

SP ALLIANCE TECHNOLOGY PORTFOLIO                                  $0.98559                $0.81164                   40,052
5/l/2001* to 12/31/2001

SP BALANCED ASSET ALLOCATION PORTFOLIO                            $0.99891                $0.94799                2,645,804
5/l/2001* to 12/31/2001

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO                        $0.99796                $0.98298                1,814,273
5/l/2001* to 12/31/2001

SP DAVIS VALUE PORTFOLIO                                          $0.99791                $0.91877                2,550,808
5/l/2001* to 12/31/2001

SP DEUTSCHE INTERNATIONAL EQUITY PORTFOLIO                        $1.00227                $0.84603                  277,247
5/l/2001* to 12/31/2001

SP GROWTH ASSET ALLOCATION PORTFOLIO                              $0.99886                $0.90824                2,307,212
5/l/2001* to 12/31/2001

SP INVESCO SMALL COMPANY GROWTH PORTFOLIO                         $0.99726                $0.92532                   98,281
5/l/2001* to 12/31/2001

SP JENNISON INTERNATIONAL GROWTH PORTFOLIO                        $1.00272                $0.74666                  322,765
5/l/2001* to 12/31/2001

SP LARGE CAP VALUE PORTFOLIO                                      $0.99701                $0.92241                  582,080
5/l/2001* to 12/31/2001

SP MFS CAPITAL OPPORTUNITIES PORTFOLIO                            $0.99529                $0.80924                  108,343
5/l/2001* to 12/31/2001

SP MFS MID-CAP GROWTH PORTFOLIO                                   $0.99348                $0.81412                1,058,246
5/l/2001* to 12/31/2001

SP PIMCO HIGH YIELD PORTFOLIO                                     $0.99996                $1.01231                  478,599
5/l/2001* to 12/31/2001

SP PIMCO TOTAL RETURN PORTFOLIO                                   $0.99996                $1.03942                3,666,025
5/l/2001* to 12/31/2001

SP PRUDENTIAL US EMERGING GROWTH
PORTFOLIO                                                         $0.99483                $0.87279                  297,997
5/l/2001* to 12/31/2001


SP SMALL/MID CAP VALUE PORTFOLIO                                  $1.00084                $1.00124                1,377,517
5/l/2001* to 12/31/2001

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO                    $0.99481                $0.85576                  124,371
5/l/2001* to 12/31/2001

JANUS ASPEN SERIES-GROWTH PORTFOLIO SERVICE SHARES                $0.99356                $0.78253                  207,263
5/l/2001* to 12/31/2001

----------

*Commencement of Business

TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS ADVISOR CONTRACT.

The Economic Growth and Tax Relief Reconciliation Act of 2001 increased the contribution limits for traditional IRAs and Roth IRAs as follows: for 2001, the limit remains at $2,000; for 2002 to 2004 it rises to $3,000; for 2005 to 2007, to $4,000; and for 2008, $5,000. After 2008, the contribution amount will be indexed for inflation. The Act also provides for a catch up provision for individuals who are age 50 and above. These taxpayers will be permitted to contribute an additional $500 in years 2002 to 2005 and an additional $1,000 in 2006 and years thereafter. This product can also be used for Simplified Employee Pensions (SEPs). The Act increased the amount of compensation for contribution purposes from $170,000 to $200,000 in 2002, indexed for inflation. This will cap the annual SEP contribution at $30,000 in 2002.

                          PRUCO LIFE INSURANCE COMPANY

                           STRATEGIC PARTNERS ADVISOR

                       Supplement, dated February 4, 2002
                                       To
             Statement of Additional Information, dated May 1, 2001

Effective February 4, 2002, we have added two variable investment options. One of these options corresponds to the Equity Portfolio of The Prudential Series Fund, Inc. (the "Fund"), and the other option corresponds to the Value Portfolio of the Fund. We set out below certain past performance of the Equity Portfolio and Value Portfolio as of December 31, 2001, as well as performance figures as of that date with respect to the other Portfolios available under Strategic Partners Advisor.

The following two tables assume a daily insurance and administrative charge equal to 1.40% on an annual basis.

                                     TABLE 1
         NON STANDARDIZED AVERAGE ANNUAL TOTAL RETURN-BASE DEATH BENEFIT

                                                                                          Five             Ten         From Date
                                                                      One Year           Years            Years       Established
                  Fund                                   Date           Ended            Ended            Ended         Through
                Portfolio                             Established    12/31/2001        12/31/2001       12/31/2001    12/31/2001
                ---------                             -----------    ----------        ----------       ----------    ----------
Prudential Equity Portfolio                              05/83         -12.49%            5.52%           10.49%         11.30%

Prudential Global Portfolio                              09/88         -18.83%            4.59%            7.83%          7.25%

Prudential Jennison Portfolio                            05/95         -19.46%           10.12%             N/A          13.08%

Prudential Stock Index Portfolio                         09/87         -13.35%            8.89%           11.01%         14.26%

Prudential Value Portfolio                               02/88          -3.51%            9.58%           11.53%         11.92%

SP Aggressive Growth Asset Allocation
Portfolio                                                09/00         -19.98%             N/A              N/A         -20.13%

SP AIM Aggressive Growth Portfolio                       09/00         -25.65%             N/A              N/A         -29.85%

SP AIM Growth and Income Portfolio                       09/00         -23.83%             N/A              N/A         -29.83%

SP Alliance Large Cap Growth Portfolio                   09/00         -15.73%             N/A              N/A         -22.91%

SP Alliance Technology Portfolio                         09/00         -26.18%             N/A              N/A         -36.52%

SP Balanced Asset Allocation Portfolio                   09/00          -8.35%             N/A              N/A          -7.21%

SP Conservative Asset Allocation Portfolio               09/00          -1.73%             N/A              N/A          -1.01%

SP Davis Value Portfolio                                 09/00         -11.78%             N/A              N/A          -8.47%

SP Deutsche International Equity Portfolio               09/00         -23.22%             N/A              N/A         -22.32%

SP Growth Asset Allocation Portfolio                     09/00         -14.31%             N/A              N/A         -13.96%

SP INVESCO Small Company Growth Portfolio                09/00         -18.41%             N/A              N/A         -26.06%

SP Jennison International Growth Portfolio               09/00         -37.58%             N/A              N/A         -39.42%

SP Large Cap Value Portfolio                             09/00          -9.98%             N/A              N/A          -4.75%

SP MFS Capital Opportunities Portfolio                   09/00         -24.43%             N/A              N/A         -25.33%

SP MFS Mid-Cap Growth Portfolio                          09/00         -22.09%             N/A              N/A         -19.52%

SP PIMCO High Yield Portfolio                            09/00           2.43%             N/A              N/A           3.13%

SP PIMCO Total Return Portfolio                          09/00           7.04%             N/A              N/A           9.42%

SP Prudential U.S. Emerging Growth Portfolio             09/00         -18.99%             N/A              N/A         -26.42%

SP Small/Mid Cap Value Portfolio                         09/00           1.60%             N/A              N/A           9.83%

SP Strategic Partners Focused Growth Portfolio           09/00         -16.56%             N/A              N/A         -27.78%

Janus Aspen Series-Growth Portfolio Service
Shares                                                   11/95         -26.02%            7.32%             N/A           9.15%

                                     TABLE 2

           NON-STANDARDIZED CUMULATIVE TOTAL RETURN-BASE DEATH BENEFIT


                                                                                          Five             Ten         From Date
                                                                      One Year           Years            Years       Established
                  Fund                                   Date           Ended            Ended            Ended         Through
                Portfolio                             Established    12/31/2001        12/31/2001      12/31/2001     12/31/2001
                ---------                             -----------    ----------        ----------      ----------     ----------
Prudential Equity Portfolio                              05/83         -12.49%           30.83%          171.26%        629.79%

Prudential Global Portfolio                              09/88         -18.83%           25.18%          112.62%        153.47%

Prudential Jennison Portfolio                            05/95         -19.46%           61.91%             N/A         126.98%

Prudential Stock Index Portfolio                         09/87         -13.35%           53.11%          184.20%        563.79%

Prudential Value Portfolio                               02/88          -3.51%           58.01%          197.90%        376.50%

SP Aggressive Growth Asset Allocation
Portfolio                                                09/00         -19.98%             N/A              N/A         -24.89%

SP AIM Aggressive Growth Portfolio                       09/00         -25.65%             N/A              N/A         -36.33%

SP AIM Growth and Income Portfolio                       09/00         -23.83%             N/A              N/A         -36.31%

SP Alliance Large Cap Growth Portfolio                   09/00         -15.73%             N/A              N/A         -28.19%

SP Alliance Technology Portfolio                         09/00         -26.18%             N/A              N/A         -43.93%

SP Balanced Asset Allocation Portfolio                   09/00          -8.35%             N/A              N/A          -9.09%

SP Conservative Asset Allocation Portfolio               09/00          -1.73%             N/A              N/A          -1.29%

SP Davis Value Portfolio                                 09/00         -11.78%             N/A              N/A         -10.65%

SP Deutsche International Equity Portfolio               09/00         -23.22%             N/A              N/A         -27.50%

SP Growth Asset Allocation Portfolio                     09/00         -14.31%             N/A              N/A         -17.42%

SP INVESCO Small Company Growth Portfolio                09/00         -18.41%             N/A              N/A         -31.91%

SP Jennison International Growth Portfolio               09/00         -37.58%             N/A              N/A         -47.17%

SP Large Cap Value Portfolio                             09/00          -9.98%             N/A              N/A          -6.01%

SP MFS Capital Opportunities Portfolio                   09/00         -24.43%             N/A              N/A         -31.05%

SP MFS Mid-Cap Growth Portfolio                          09/00         -22.09%             N/A              N/A         -24.15%

SP PIMCO High Yield Portfolio                            09/00           2.43%             N/A              N/A           4.00%

SP PIMCO Total Return Portfolio                          09/00           7.04%             N/A              N/A          12.14%

SP Prudential U.S. Emerging Growth Portfolio             09/00         -18.99%             N/A              N/A         -32.33%

SP Small/Mid Cap Value Portfolio                         09/00           1.60%             N/A              N/A          12.67%

SP Strategic Partners Focused Growth Portfolio           09/00         -16.56%             N/A              N/A         -33.92%

Janus Aspen Series-Growth Portfolio Service
Shares                                                   11/95         -26.02%           42.36%             N/A          70.63%


The following two tables assume a daily insurance and administrative charge equal to 1.65% on an annual basis.

                                     TABLE 3

       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN-ENHANCED DEATH BENEFIT

                                                                                          Five             Ten         From Date
                                                                      One Year           Years            Years       Established
                  Fund                                   Date           Ended            Ended            Ended         Through
                Portfolio                             Established    12/31/2001        12/31/2001      12/31/2001     12/31/2001
                ---------                             -----------    ----------        ----------      ----------     ----------
Prudential Equity Portfolio                              05/83         -12.70%            5.26%           10.22%         11.02%

Prudential Global Portfolio                              09/88         -19.03%            4.34%            7.57%          6.98%

Prudential Jennison Portfolio                            05/95         -19.66%            9.85%             N/A          12.80%

Prudential Stock Index Portfolio                         09/87         -13.56%            8.62%           10.74%         13.97%

Prudential Value Portfolio                               02/88          -3.74%            9.31%           11.26%         11.64%

SP Aggressive Growth Asset Allocation
Portfolio                                                09/00         -20.19%             N/A              N/A         -20.34%

SP AIM Aggressive Growth Portfolio                       09/00         -25.84%             N/A              N/A         -30.03%

SP AIM Growth and Income Portfolio                       09/00         -24.01%             N/A              N/A         -30.01%

SP Alliance Large Cap Growth Portfolio                   09/00         -15.94%             N/A              N/A         -23.10%

SP Alliance Technology Portfolio                         09/00         -26.37%             N/A              N/A         -36.69%

SP Balanced Asset Allocation Portfolio                   09/00          -8.57%             N/A              N/A          -7.44%

SP Conservative Asset Allocation Portfolio               09/00          -1.95%             N/A              N/A          -1.24%

SP Davis Value Portfolio                                 09/00         -11.99%             N/A              N/A          -8.69%

SP Deutsche International Equity Portfolio               09/00         -23.41%             N/A              N/A         -22.52%

SP Growth Asset Allocation Portfolio                     09/00         -14.52%             N/A              N/A         -14.17%

SP INVESCO Small Company Growth Portfolio                09/00         -18.60%             N/A              N/A         -26.24%

SP Jennison International Growth Portfolio               09/00         -37.72%             N/A              N/A         -39.56%

SP Large Cap Value Portfolio                             09/00         -10.21%             N/A              N/A          -5.00%

SP MFS Capital Opportunities Portfolio                   09/00         -24.60%             N/A              N/A         -25.51%

SP MFS Mid-Cap Growth Portfolio                          09/00         -22.29%             N/A              N/A         -19.72%

SP PIMCO High Yield Portfolio                            09/00           2.15%             N/A              N/A           2.86%

SP PIMCO Total Return Portfolio                          09/00           6.78%             N/A              N/A           9.15%

SP Prudential U.S. Emerging Growth Portfolio             09/00         -19.20%             N/A              N/A         -26.60%

SP Small/Mid Cap Value Portfolio                         09/00           1.35%             N/A              N/A           9.56%

SP Strategic Partners Focused Growth Portfolio           09/00         -16.77%             N/A              N/A         -27.96%

Janus Aspen Series-Growth Portfolio Service
Shares                                                   11/95         -26.20%            7.06%             N/A           8.89%

                                     TABLE 4

         NON-STANDARDIZED CUMULATIVE TOTAL RETURN-ENHANCED DEATH BENEFIT

                                                                                          Five             Ten         From Date
                                                                      One Year           Years            Years       Established
                  Fund                                   Date           Ended            Ended            Ended         Through
               Portfolio                              Established    12/31/2001        12/31/2001      12/31/2001     12/31/2001
               ---------                              -----------    ----------        ----------      ----------     ----------
Prudential Equity Portfolio                              05/83         -12.70%           29.22%          164.64%        596.71%

Prudential Global Portfolio                              09/88         -19.03%           23.64%          107.38%        145.18%

Prudential Jennison Portfolio                            05/95         -19.66%           59.93%             N/A         123.27%

Prudential Stock Index Portfolio                         09/87         -13.56%           51.23%          177.27%        540.81%

Prudential Value Portfolio                               02/88          -3.74%           56.07%          190.61%        360.46%

SP Aggressive Growth Asset Allocation
Portfolio                                                09/00         -20.19%             N/A              N/A         -25.13%

SP AIM Aggressive Growth Portfolio                       09/00         -25.84%             N/A              N/A         -36.53%

SP AIM Growth and Income Portfolio                       09/00         -24.01%             N/A              N/A         -36.50%

SP Alliance Large Cap Growth Portfolio                   09/00         -15.94%             N/A              N/A         -28.42%

SP Alliance Technology Portfolio                         09/00         -26.37%             N/A              N/A         -44.12%

SP Balanced Asset Allocation Portfolio                   09/00          -8.57%             N/A              N/A          -9.37%

SP Conservative Asset Allocation Portfolio               09/00          -1.95%             N/A              N/A          -1.57%

SP Davis Value Portfolio                                 09/00         -11.99%             N/A              N/A         -10.92%

SP Deutsche International Equity Portfolio               09/00         -23.41%             N/A              N/A         -27.73%

SP Growth Asset Allocation Portfolio                     09/00         -14.52%             N/A              N/A         -17.68%

SP INVESCO Small Company Growth Portfolio                09/00         -18.60%             N/A              N/A         -32.12%

SP Jennison International Growth Portfolio               09/00         -37.72%             N/A              N/A         -47.32%

SP Large Cap Value Portfolio                             09/00         -10.21%             N/A              N/A          -6.32%

SP MFS Capital Opportunities Portfolio                   09/00         -24.60%             N/A              N/A         -31.26%

SP MFS Mid-Cap Growth Portfolio                          09/00         -22.29%             N/A              N/A         -24.40%

SP PIMCO High Yield Portfolio                            09/00           2.15%             N/A              N/A           3.66%

SP PIMCO Total Return Portfolio                          09/00           6.78%             N/A              N/A          11.79%

SP Prudential U.S. Emerging Growth Portfolio             09/00         -19.20%             N/A              N/A         -32.55%

SP Small/Mid Cap Value Portfolio                         09/00           1.35%             N/A              N/A          12.32%

SP Strategic Partners Focused Growth Portfolio           09/00         -16.77%             N/A              N/A         -34.13%

Janus Aspen Series-Growth Portfolio Service
Shares                                                   11/95         -26.20%           40.62%             N/A          68.12%


The "yield" and "effective yield" of the Money Market Subaccount for the seven days ended December 31, 2001 were 0.50%, assuming the Basic Death Benefit. Assuming election of the Enhanced Death Benefit, the "yield" and "effective yield" were 0.25%.



PRUCO LIFE DIRECTORS AND OFFICERS

As of June, 2001, Pruco Life has the following directors:

JAMES J. AVERY, JR., Vice Chairman and Director - President, Prudential Individual Life Insurance since 1998; 1997 to 1998: Senior Vice President, Chief Actuary and CFO, Prudential Individual Insurance Group.


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
VIVAN L. BANTA, President, Chairman, and Director - Executive Vice President, Individual Financial Services, U.S. Consumer Group since 2000; 1998 to 1999:
Consultant, Individual Financial Services; 1997 to 1998: Consultant, Morgan Stanley.

RICHARD J. CARBONE, Director - Senior Vice President and Chief Financial Officer since 1997.

HELEN M. GALT, Director - Company Actuary, Prudential since 1993.

JEAN D. HAMILTON, Director - Executive Vice President, Prudential Institutional since 1998; prior to 1998: President, Diversified Group.

RONALD P. JOELSON, Director - Senior Vice President, Prudential Asset, Liability and Risk Management since 1999; 1996 to 1999; President, Guaranteed Products, Prudential Institutional.

DAVID R. ODENATH, JR., Director - President, Prudential Investments since 1999; prior to 1999; Senior Vice President and Director of Sales, Investment Consulting Group, Paine Webber.

As of June, 2001, Pruco Life has the following officers:

C. EDWARD CHAPLIN, Treasurer - Senior Vice President and Treasurer, Prudential since 2000; prior to 2000, Vice President and Treasurer, Prudential.

SHAUN M. BYRNES, Senior Vice President - Senior Vice President, Director of Mutual Funds, Annuities & UITs, Prudential Investments (PI) since 2001; 2000 to 2001: Senior Vice President, Director of Research, PI; 1999 to 2000: Senior Vice President, Director of Mutual Funds, PI; 1997 to 1999: Vice President, Mutual Funds, PI.

JAMES C. DROZANOWSKI, Senior Vice President - Vice President, Operations and Systems, Prudential Individual Financial Services since 1998; prior to 1998:
Vice President and Operations Executive, Prudential Individual Insurance Group.

THOMAS F. HIGGINS, Senior Vice President - Vice President, Annuity Services, Prudential Individual Financial Services since 1999; 1998 to 1999: Vice President, Mutual Funds, Prudential Individual Financial Services; prior to 1998: Principal, Mutual Fund Operations, The Vanguard Group.

CLIFFORD E. KIRSCH, Chief Legal Officer and Secretary - Chief Counsel, Variable Products, Prudential Law Department since 1995.

ANDREW J. MAKO, Executive Vice President - Vice President, Finance, U.S. Consumer Group since 1999; prior to 1999: Vice President, Business Performance Management Group.

ESTHER H. MILNES, Senior Vice President - Vice President and Chief Actuary, Prudential Individual Life Insurance since 1999; prior to 1999: Vice President and Actuary, Prudential Individual Insurance Group.

JAMES B. O'CONNOR, Senior Vice President and Actuary - Vice President, Guaranteed Products since 2001; 1998 to 2000: Corporate Vice President, Guaranteed Products; prior to 1998: Corporate Actuary, PI.

SHIRLEY H. SHAO, Senior Vice President and Chief Actuary - Vice President and Associate Actuary, Prudential since 1996.

WILLIAM J. ECKERT, IV, Vice President and Chief Accounting Officer - Vice President and IFS Controller, Prudential Enterprise Financial Management (PEFM) since 2000; 1999 to 2000: Vice President and Individual Life Controller, PEFM; 1997 to 1999: Vice President, Accounting, PEFM.


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